Other Balance Sheet Accounts - Other non-current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Deferred rent	$ 33,845	$ 11,777
Other non-current liabilities	344	451
Total other non-current liabilities	$ 34,189	$ 12,228	[1]

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.